Transactions with Related Parties - Schedule of Fees Charged by Managers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Supervision Fees	$ 1,100	$ 3,575	$ 1,100
Commissions	$ 2,150	$ 2,157	$ 1,870